Net gain (loss) on financial instruments measured at fair value through profit or loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Net gain (loss) on financial instruments at fair value through profit or loss	₩ 272,830	₩ 1,385,482	₩ 420,026
Due from banks at FVTPL
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on valuation	1,267	87,374	(61,848)
Gain (loss) on sale	28,461	13,400	0
Gain (loss) on valuation of debt securities	0	0	0
Gain (loss) on sale of debt securities	0	0	0
Other gains (losses) of debt securities	0	0	0
Gain (loss) on valuation of equity securities	0	0	0
Gain (loss) on sale of equity securities	0	0	0
Gain (loss) on valuation of other securities	0	0	0
Gain (loss) on sale of other securities	0	0	0
Gain (loss) on transaction of derivatives	0	0	0
Gain on valuation of derivatives	0	0	0
Loss on valuation of derivatives	0	0	0
Net gain (loss) on financial instruments at fair value through profit or loss	29,728	100,774	(61,848)
Loan receivables measured at FVTPL
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on valuation	(204,702)	(248,032)	916
Gain (loss) on sale	17,516	10,395	9,133
Gain (loss) on valuation of debt securities	0	0	0
Gain (loss) on sale of debt securities	0	0	0
Other gains (losses) of debt securities	0	0	0
Gain (loss) on valuation of equity securities	0	0	0
Gain (loss) on sale of equity securities	0	0	0
Gain (loss) on valuation of other securities	0	0	0
Gain (loss) on sale of other securities	0	0	0
Gain (loss) on transaction of derivatives	0	0	0
Gain on valuation of derivatives	0	0	0
Loss on valuation of derivatives	0	0	0
Net gain (loss) on financial instruments at fair value through profit or loss	(187,186)	(237,637)	10,049
Securities at FVTPL
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on valuation	0	0	0
Gain (loss) on sale	0	0	0
Gain (loss) on valuation of debt securities	41,208	137,181	111,029
Gain (loss) on sale of debt securities	72,338	125,431	78,718
Other gains (losses) of debt securities	331,837	297,024	223,731
Gain (loss) on valuation of equity securities	134,922	141,246	286,801
Gain (loss) on sale of equity securities	283,265	183,969	(275,356)
Gain (loss) on valuation of other securities	22,690	28,803	19,086
Gain (loss) on sale of other securities	0	0	0
Gain (loss) on transaction of derivatives	0	0	0
Gain on valuation of derivatives	0	0	0
Loss on valuation of derivatives	0	0	0
Net gain (loss) on financial instruments at fair value through profit or loss	886,260	913,654	444,009
Financial liabilities at fair value through profit or loss
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on valuation	0	0	0
Gain (loss) on sale	0	0	0
Gain (loss) on valuation of debt securities	(48,261)	(16,810)	(115,667)
Gain (loss) on sale of debt securities	82,724	(35,710)	268,932
Other gains (losses) of debt securities	0	0	0
Gain (loss) on valuation of equity securities	0	0	0
Gain (loss) on sale of equity securities	0	0	0
Gain (loss) on valuation of other securities	(83,316)	(91,025)	(14,892)
Gain (loss) on sale of other securities	8,313	4,169	1,394
Gain (loss) on transaction of derivatives	0	0	0
Gain on valuation of derivatives	0	0	0
Loss on valuation of derivatives	0	0	0
Net gain (loss) on financial instruments at fair value through profit or loss	(40,540)	(139,376)	139,767
Derivatives
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on valuation	0	0	0
Gain (loss) on sale	0	0	0
Gain (loss) on valuation of debt securities	0	0	0
Gain (loss) on sale of debt securities	0	0	0
Other gains (losses) of debt securities	0	0	0
Gain (loss) on valuation of equity securities	0	0	0
Gain (loss) on sale of equity securities	0	0	0
Gain (loss) on valuation of other securities	0	0	0
Gain (loss) on sale of other securities	0	0	0
Gain (loss) on transaction of derivatives	(661,113)	359,187	179,928
Gain on valuation of derivatives	245,681	388,880	0
Loss on valuation of derivatives	0	0	(291,879)
Net gain (loss) on financial instruments at fair value through profit or loss	₩ (415,432)	₩ 748,067	₩ (111,951)